Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 22,322,631	$ 28,769,432	$ 21,862,980
Fees for Product Package [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	6,296,738	5,684,656	5,719,226
Other Adjustments and Interest on sundry Credits [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	5,246,030	3,110,290	3,349,720
Rental of Safety Deposit Boxes [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,295,199	1,010,452	1,080,908
Other Financial Income [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	579,211	1,577,962	353,035
Other income from services [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	4,237,539	3,341,244	6,176,597
Income for sale of non-currents assets held for sale [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income		9,676,346	1,027,022
Other [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 4,667,914	$ 4,368,482	$ 4,156,472